Accounts Receivable, Net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Notes Receivable and Accounts Receivable, Net [Abstract]
Balance, beginning of the year	$ 23,799	$ 28,872
Provision for doubtful accounts		145,076	$ 23,628
Uncollectible receivables written-off		(149,975)
Translation adjustments	$ (1,264)	(174)
Balance, end of the year	$ 22,535	$ 23,799	$ 28,872